UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds
(Exact name of registrant as specified in charter)

13100 Skyline Blvd
Woodside, California 94062-4547
(Address of principal executive offices) (Zip code)

US Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741
(Name and address of agent for service)

(415) 851-7925
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2006

Date of reporting period: November 30, 2005

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
November 30, 2005 (Unaudited)

Shares		Value

COMMON STOCKS - 99.3%

Aerospace & Defense - 3.8%
137,500	Honeywell International Inc.	$5,024,250
44,800	Lockheed Martin Corp.	2,714,880
95,000	United Technologies Corp.	5,114,800
		12,853,930
Air Freight & Logistics - 1.6%
53,700	FedEx Corp.	5,242,194
Air Transportation, Scheduled - 0.5%
136,600	Japan Airlines Corp. - ADR(a)	1,723,837
Automobiles - 1.3%
220,500	Nissan Motor Co. Ltd. - ADR	4,522,455
Capital Markets - 10.2%
14,545	Ameriprise Financial Inc.	611,617
144,800	Credit Suisse Group - ADR	7,021,352
44,000	Goldman Sachs Group Inc.	5,674,240
68,025	Lehman Brothers Holdings Inc.	8,571,150
69,800	Morgan Stanley	3,910,894
239,550	Nomura Holdings Inc. - ADR	3,988,508
50,075	UBS AG	4,602,894
		34,380,655
Chemicals - 1.5%
71,200	BASF AG - ADR	5,226,080
Commercial Banks - 4.7%
417,675	Banco Santander Central Hispano S.A. - ADR	5,300,296
431,200	Mitsubishi Ufj Finl Group Inc. - ADR	5,454,680
538,700	Sumitomo Mitsui Financial Group Inc. - ADR	5,087,375
		15,842,351
Communications Equipment - 2.8%
246,175	Cisco Systems Inc.(a)	4,317,909
221,000	Motorola Inc.	5,323,890
		9,641,799
Computers & Peripherals - 4.8%
117,950	Dell Inc.(a)	3,557,372
347,300	EMC Corp.(a)	4,837,889
50,000	Fujitsu Limited - ADR	1,830,260
67,350	International Business Machines Corp.	5,987,415
		16,212,936
Construction Machinery And Equipment - 1.4%
87,700	Komatsu Ltd. - ADR	4,901,904
Consumer Finance - 2.7%
72,725	American Express Co.	3,739,520
48,825	ORIX Corp. - ADR	5,250,152
		8,989,672
Diversified Financial Services - 1.2%
125,927	ING Groep N.V. - ADR	4,072,479
Diversified Telecommunication Services - 2.0%
59,700	Alltel Corp.	3,989,751
62,339	Telefonica S.A. - ADR	2,756,631
		6,746,382
Electronic Computers - 1.6%
81,225	Hitachi Ltd. - ADR	5,480,251

Purisima Total Return Fund
Schedule of Investments
November 30, 2005 (Unaudited)

Shares	Value
Energy Equipment & Services - 5.5%
117,900	Baker Hughes Inc.	$6,761,565
57,000	Schlumberger Ltd.	5,456,610
102,700	Transocean Inc.(a)	6,556,368
		18,774,543
Household Durables - 2.2%
246,200	Matsushita Electric Industrial Co. Ltd. - ADR	4,968,316
68,475	Sony Corp. - ADR	2,534,260
		7,502,576
Household Products - 0.8%
49,725	Procter & Gamble Co.	2,843,773
Industrial Conglomerates - 2.9%
72,550	General Electric Co.	2,591,486
38,750	Siemens AG - ADR	2,928,337
147,800	Tyco International Ltd.	4,215,256
		9,735,079
Insurance - 5.9%
88,900	The Allstate Corp.	4,987,290
81,956	American International Group Inc.	5,502,526
163,750	AXA - ADR	4,919,050
53,950	Millea Holdings Inc. - ADR	4,431,993
		19,840,859
Machinery - 6.1%
167,100	Caterpillar Inc.	9,655,038
55,200	Illinois Tool Works Inc.	4,872,504
152,800	Kubota Corp. - ADR	6,027,960
		20,555,502
Measuring, Analyzing, And Controlling Instruments - 0.3%
25,300	Hoya Corp. - ADR(a)	915,541
Media - 2.7%
224,500	Time Warner Inc.	4,036,510
203,325	Walt Disney Co.	5,068,892
		9,105,402
Metals Service Centers And Offices - 0.9%
12,110	Mitsui & Co. Ltd. - ADR	2,966,950
Motor Vehicles And Passenger Car Bodies - 0.6%
38,775	Fuji Heavy Industries Ltd. - ADR	2,073,962
National Commercial Banks - 1.2%
129,277	Sanpaolo IMI SpA - ADR	3,905,458
Oil & Gas - 13.0%
72,500	Anadarko Petroleum Corp.	6,569,225
45,275	Burlington Resources Inc.	3,271,119
76,400	Chevron Corp.	4,378,484
94,400	ConocoPhillips	5,712,144
86,725	Exxon Mobil Corp.	5,032,652
63,600	Occidental Petroleum Corp.	5,043,480
108,300	Royal Dutch Shell Plc - ADR	6,673,446
57,654	Total S.A. - ADR	7,188,877
		43,869,427

Purisima Total Return Fund
Schedule of Investments
November 30, 2005 (Unaudited)

Shares	Value
Petroleum Refining - 1.3%
141,600	E.ON AG - ADR	$4,481,640
Pharmaceuticals - 5.2%
82,400	AstraZeneca Plc - ADR	3,794,520
91,450	GlaxoSmithKline Plc - ADR	4,533,177
57,700	Johnson & Johnson	3,562,975
43,350	Merck & Co. Inc.	1,274,490
108,620	Sanofi-Aventis - ADR	4,367,610
		17,532,772
Semiconductor & Semiconductor Equipment - 5.4%
160,200	Applied Materials Inc.	2,901,222
169,100	Intel Corp.	4,511,588
112,075	KLA-Tencor Corp.	5,737,119
158,950	Texas Instruments Inc.	5,162,696
		18,312,625
Software - 2.8%
198,150	Microsoft Corp.	5,490,736
327,450	Oracle Corp.(a)	4,116,047
		9,606,783
Specialty Retail - 1.4%
72,400	Lowe's Companies Inc.	4,885,552
Telephone Communications - 1.0%
93,025	BT Group Plc - ADR	3,450,297

TOTAL COMMON STOCKS
(Cost $259,551,907)		$336,195,666

SHORT TERM INVESTMENT - 0.9%
2,947,298	SEI Daily Income Trust Government Fund	2,947,298

TOTAL SHORT TERM INVESTMENTS
(Cost $2,947,298)		2,947,298

TOTAL INVESTMENTS
(Cost $262,499,205) - 100.2%		339,142,964
Liabilities in Excess of Other Assets - (0.2)%		(717,638)
TOTAL NET ASSETS - 100.0%		$338,425,326

Footnotes
Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a) - Non Income Producing

+ At November 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$262,499,205
Gross tax unrealized appreciation	80,652,530
Gross tax unrealized depreciation	(4,008,771)
Net tax unrealized appreciation	$76,643,759

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Purisima All-Purpose Fund
Schedule of Investments
November 30, 2005 (Unaudited)

Principal
Amount	Value

U.S. TREASURY OBLIGATIONS - 99.1%
U.S. Treasury Bill - 99.1%
$25,000	3.595%, 02/02/2006	$24,837

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,832)	24,837

Shares

SHORT TERM INVESTMENTS - 1.0%
246	SEI Daily Income Trust Government Fund	$246

TOTAL SHORT TERM INVESTMENTS (Cost $246)	246

TOTAL INVESTMENTS	25,083
(Cost $25,078) - 100.1%
Liabilities in Excess of Other Assets - (0.1)%	(29)
TOTAL NET ASSETS - 100.0%	$25,054

Footnotes
Percentages are stated as a percent of net assets.

+ At November 30, 2005, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows:

Cost of investments for tax purposes	$25,078
Gross tax unrealized appreciation	5
Gross tax unrealized depreciation	-
Net tax unrealized appreciation	$5

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Purisima Funds

By (Signature and Title)  /s/   KENNETH L. FISHER
Kenneth L. Fisher, President

Date  1/09/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  KENNETH L. FISHER
Kenneth L. Fisher, President

Date  1/09/2006

By (Signature and Title)* /s/ RITA DAM
Rita Dam, Treasurer

Date  1/20/2006

* Print the name and title of each signing officer under his or her signature.